Schedule of Investments (unaudited) October 31, 2020	iShares® China Large-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Automobiles — 2.1%
BYD Co. Ltd., Class H	3,544,500	$70,434,302

Banks — 23.4%
Agricultural Bank of China Ltd., Class H	157,790,000	53,309,838
Bank of China Ltd., Class H	356,868,000	112,745,778
Bank of Communications Co. Ltd., Class H	37,350,200	18,350,357
China CITIC Bank Corp. Ltd., Class H	47,809,000	19,419,892
China Construction Bank Corp., Class H	420,649,320	290,202,114
China Everbright Bank Co. Ltd., Class H	15,914,000	5,499,722
China Merchants Bank Co. Ltd., Class H	19,425,438	100,949,103
China Minsheng Banking Corp. Ltd., Class H	32,714,100	17,886,585
Industrial & Commercial Bank of China Ltd., Class H	263,643,995	148,228,247
Postal Savings Bank of China Co. Ltd., Class H(a)	48,092,000	23,565,846

		790,157,482

Capital Markets — 1.5%
CITIC Securities Co. Ltd., Class H(b)	11,697,000	25,219,552
CSC Financial Co. Ltd., Class H(a)(b)	4,632,500	5,591,365
Guotai Junan Securities Co. Ltd., Class H(a)	3,876,800	5,039,188
Huatai Securities Co. Ltd., Class H(a)	8,175,400	13,198,967

		49,049,072

Communications Equipment — 0.3%
ZTE Corp., Class H	3,879,200	8,543,909

Construction & Engineering — 0.3%
China Railway Group Ltd., Class H	19,636,000	9,014,251

Construction Materials — 1.1%
Anhui Conch Cement Co. Ltd., Class H	6,075,000	37,876,458

Diversified Telecommunication Services — 2.3%
China Telecom Corp. Ltd., Class H	71,256,000	22,420,116
China Tower Corp. Ltd., Class H(a)	239,526,000	37,373,574
China Unicom Hong Kong Ltd.	30,366,000	18,638,937

		78,432,627

Health Care Technology — 1.7%
Alibaba Health Information Technology Ltd.(c)	21,982,000	57,400,917

Hotels, Restaurants & Leisure — 0.8%
Haidilao International Holding Ltd.(a)(b)	4,325,000	28,555,033

Independent Power and Renewable Electricity Producers — 0.4%
CGN Power Co. Ltd., Class H(a)	57,305,000	12,266,685

Industrial Conglomerates — 0.5%
CITIC Ltd.	25,193,000	17,965,182

Insurance — 8.8%
China Life Insurance Co. Ltd., Class H	38,201,000	82,955,162
China Pacific Insurance Group Co. Ltd., Class H	13,248,000	41,256,659
People’s Insurance Co. Group of China Ltd. (The), Class H	42,103,000	12,487,269
Ping An Insurance Group Co. of China Ltd., Class H	15,514,500	159,149,239

		295,848,329

Interactive Media & Services — 9.9%
Tencent Holdings Ltd.	4,394,600	334,914,099

Internet & Direct Marketing Retail — 16.7%
Alibaba Group Holding Ltd.(c)	5,682,600	214,851,135
Meituan, Class B(c)	9,338,500	347,054,514

		561,905,649

Security	Shares	Value

Life Sciences Tools & Services — 4.6%
WuXi AppTec Co. Ltd., Class H(a)	1,346,060	$21,436,702
Wuxi Biologics Cayman Inc.(a)(c)	4,780,500	133,523,705

		154,960,407

Machinery — 0.2%
CRRC Corp. Ltd., Class H	20,666,450	7,994,913

Oil, Gas & Consumable Fuels — 5.5%
China Petroleum & Chemical Corp., Class H	130,964,600	50,833,149
China Shenhua Energy Co. Ltd., Class H	17,446,000	30,145,831
CNOOC Ltd.	81,523,000	74,008,127
PetroChina Co. Ltd., Class H	106,814,000	29,889,215

		184,876,322

Pharmaceuticals — 0.6%
Hansoh Pharmaceutical Group Co. Ltd.(a)(c)	4,936,000	21,991,244

Real Estate Management & Development — 7.6%
China Evergrande Group(b)	12,319,000	24,463,736
China Overseas Land & Investment Ltd.	19,684,000	49,242,680
China Resources Land Ltd.	14,139,333	57,524,769
China Vanke Co. Ltd., Class H	9,719,800	30,081,201
Country Garden Holdings Co. Ltd.(b)	38,129,000	46,906,215
Longfor Group Holdings Ltd.(a)	8,896,500	48,584,663

		256,803,264

Semiconductors & Semiconductor Equipment — 1.9%
Semiconductor Manufacturing International Corp.(c)	21,768,000	63,859,649

Technology Hardware, Storage & Peripherals — 3.9%
Xiaomi Corp., Class B(a)(b)(c)	45,851,200	130,076,842

Textiles, Apparel & Luxury Goods — 2.0%
ANTA Sports Products Ltd.(b)	6,176,000	67,933,332

Wireless Telecommunication Services — 3.5%
China Mobile Ltd.	19,636,000	119,388,176

Total Common Stocks — 99.6% (Cost: $3,481,613,261)		3,360,248,144

Short-Term Investments

Money Market Funds — 1.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.20%(d)(e)(f)	57,848,786	57,889,280
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(d)(e)	2,040,000	2,040,000

		59,929,280

Total Short-Term Investments — 1.8% (Cost: $59,870,917)		59,929,280

Total Investments in Securities — 101.4% (Cost: $3,541,484,178)		3,420,177,424

Other Assets, Less Liabilities — (1.4)%		(48,623,006)

Net Assets — 100.0%		$3,371,554,418

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)	Non-income producing security.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® China Large-Cap ETF

(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/20	Shares Held at 10/31/20	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$118,923,752	$—	$(61,000,737	)(a)	$(24,245)	$(9,490)	$57,889,280	57,848,786	$168,162	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	3,650,000	—	(1,610,000	)(a)	—	—	2,040,000	2,040,000	403		—

					$(24,245)	$(9,490)	$59,929,280		$168,565		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Hang Seng China Enterprises Index	165	11/27/20	$10,411	$(350,293)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$3,360,248,144	$—	$—	$3,360,248,144
Money Market Funds	59,929,280	—	—	59,929,280

	$3,420,177,424	$—	$—	$3,420,177,424

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(350,293)	$—	$—	$(350,293)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

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